SUPPLEMENT DATED JUNE 5, 2002

TO PROSPECTUS DATED MAY 1, 2002 FOR

KEMPER INVESTORS LIFE INSURANCE COMPANY

INDIVIDUAL AND GROUP VARIABLE, FIXED AND MARKET

VALUE ADJUSTED DEFERRED ANNUITY CONTRACTS

Issued By

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

and

KEMPER INVESTORS LIFE INSURANCE COMPANY

This Supplement amends certain information contained in your Scudder DestinationsSM Annuity Prospectus. Please read this Supplement carefully and keep it with your Prospectus for future reference.

The fourth sentence of the paragraph beginning with "Fred Alger Management,

Inc...." on page 19 of the Prospectus, is hereby deleted in its entirety.

********************

This Supplement must be accompanied by or read in conjunction with a current Prospectus dated May 1, 2002 for the Scudder DestinationsSM Variable Annuity.